US Direct Lending Fund-U Inc.	March 31, 2024

Consolidated Schedule of Investments (Unaudited)

(Stated in United States Dollars, Unless Otherwise Noted)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par	Fair Value	Footnotes

Leveraged Loans - 103.0%

Air Freight & Logistics - 8.7%

CSafe Global	Revolver 1L 03/24	SOFR + 5.75%	3/8/2029	3,598,471	$(3,598)	(a) (b) (c)

CSafe Global	TL 1L 03/24 (GBP)	SONIA + 5.75%	3/8/2030	4,859,351	6,127,097	(a) (b) (f)

CSafe Global	TL 1L 03/24	SOFR + 5.75%	3/8/2030	34,827,698	34,792,870	(a) (b)

CSafe Global	TL 1L DD 03/24	SOFR + 5.75%	3/8/2030	1,469,762	(1,470)	(a) (b) (c)

Application Software - 8.5%

Granicus Inc	Revolver 1L 01/24	SOFR + 5.25%	1/17/2031	2,282,361	(11,412)	(a) (b) (c)

Granicus Inc	TL 1L 01/24 (Unitranche)	SOFR + 5.75%	1/17/2031	16,124,426	16,043,804	(a) (b)

Granicus Inc	TL 1L DD 01/24 PIK	2.50% PIK, SOFR + 5.75%	1/17/2031	2,408,347	(12,042)	(a) (b) (c) (d)

Misys Ltd	Revolver 1L 09/23	SOFR + 7.25%	9/13/2029	1,535,650	278,373	(a) (b) (c)

Misys Ltd	TL 1L 09/23	SOFR + 7.25%	9/13/2029	14,803,650	14,744,435	(a) (b)

Virgin Pulse Inc	TL 1L 11/23 PIK	3.00% PIK, SOFR + 6.25%	11/8/2029	8,620,833	8,777,732	(b) (d)

Cargo Ground Transportation - 3.1%

Lazer Logistics Inc	Revolver 1L 05/23	SOFR + 6.25%	5/4/2029	1,387,944	185,059	(a) (b) (c)

Lazer Logistics Inc	TL 1L B 05/23 (Unitranche)	SOFR + 6.25%	5/4/2030	11,421,908	11,536,127	(a) (b)

Lazer Logistics Inc	TL 1L DD 05/23	SOFR + 6.25%	5/4/2030	1,730,592	1,747,898	(a) (b)

Lazer Logistics Inc	TL 1L 11/23	SOFR + 5.50%	5/4/2030	522,743	520,495	(a) (b)

Lazer Logistics Inc	TL 1L DD 11/23	SOFR + 5.50%	5/6/2030	2,499,330	1,037,359	(a) (b) (c)

Construction Machinery - 1.2%

Shaw Development LLC	TL 1L 10/23	SOFR + 6.00%	10/30/2029	5,751,269	5,809,357	(a) (b)

Shaw Development LLC	TL 1L DD 10/23	SOFR + 6.00%	10/30/2029	684,676	6,915	(a) (b) (c)

Consumer Finance - 0.0%

Wealth Enhancement Group LLC	Revolver 1L 05/22	SOFR + 5.50%	10/4/2027	34,290	—	(a) (b) (c)

Wealth Enhancement Group LLC	TL 1L DD 02/24	SOFR + 5.50%	10/4/2027	600,063	—	(a) (b) (c)

Distributors - 1.0%

Parts Town LLC	TL 1L 11/21	SOFR + 5.97%	11/1/2028	845,962	845,962	(a) (b)

Parts Town LLC	TL 1L B 11/21	SOFR + 5.97%	11/1/2028	3,619,703	3,619,703	(a) (b)

Diversified Financial Services - 0.7%

Safe-Guard Products International LLC	TL 1L 05/23	SOFR + 6.00%	1/27/2027	2,882,880	2,882,880	(a) (b)

Safe-Guard Products International LLC	TL 1L 06/23	SOFR + 6.00%	1/27/2027	586,120	586,120	(a) (b)

Diversified Support Services - 10.6%

Apex Service Partners LLC	Revolver 1L 10/23	SOFR + 6.50%	10/24/2029	641,253	243,676	(a) (b) (c)

Apex Service Partners LLC	TL 1L 10/23 PIK	2.00% PIK, SOFR + 7.00%	10/24/2030	7,485,443	7,556,555	(a) (b) (d)

US Direct Lending Fund-U Inc.	March 31, 2024

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par	Fair Value	Footnotes

Apex Service Partners LLC	TL 1L DD 10/23 PIK	2.00% PIK, SOFR + 7.00%	10/24/2030	1,926,799	$1,074,709	(a) (b) (c) (d)

Lexitas Inc	TL 1L DD 11/22	SOFR + 6.25%	5/18/2029	18,991,230	19,105,177	(a) (b)

Lexitas Inc	TL 1L DD 03/23	SOFR + 6.25%	5/18/2029	10,537,350	10,600,574	(a) (b)

Lexitas Inc	TL 1L DD 03/24	SOFR + 6.25%	5/19/2029	14,836,812	(148,368)	(a) (b) (c)

Magna Legal Services LLC	Revolver 1L 11/22	SOFR + 6.50%	11/22/2028	1,034,488	—	(a) (b) (c)

Magna Legal Services LLC	TL 1L 11/22	SOFR + 6.50%	11/22/2029	8,786,001	8,961,721	(a) (b)

Magna Legal Services LLC	TL 1L DD 11/22	SOFR + 6.50%	11/22/2029	2,459,381	2,508,569	(a) (b)

Magna Legal Services LLC	TL 1L DD 12/23	SOFR + 6.00%	11/21/2029	3,938,339	642,636	(a) (b) (c)

Electrical Component & Equipment - 8.8%

Clarience Technologies LLC	Revolver 1L 02/24	SOFR + 5.75%	2/13/2030	4,518,711	105,437	(a) (b) (c)

Clarience Technologies LLC	TL 1L 02/24	SOFR + 5.75%	2/13/2031	41,798,073	41,380,092	(a) (b)

Clarience Technologies LLC	TL 1L DD 02/24	SOFR + 5.75%	2/13/2031	4,518,711	(45,187)	(a) (b) (c)

Environmental & Facilities Services - 3.6%

Heritage Environmental Services Inc	Revolver 1L 01/24	SOFR + 5.50%	1/31/2030	2,292,037	(14,669)	(a) (b) (c)

Heritage Environmental Services Inc	TL 1L 01/24	SOFR + 5.50%	1/31/2031	16,669,359	16,562,675	(a) (b)

Food Distributors - 3.6%

Lipari Foods LLC	TL 1L 10/22	SOFR + 6.50%	10/31/2028	14,894,942	14,775,782	(b)

Lipari Foods LLC	TL 1L DD 10/22	SOFR + 6.50%	10/31/2028	4,266,525	1,880,659	(b) (c)

Health Care Equipment - 5.4%

Zeus Industrial Products Inc	Revolver 1L 02/24	SOFR + 5.50%	2/28/2030	3,623,651	(27,177)	(a) (b) (c)

Zeus Industrial Products Inc	TL 1L 02/24	SOFR + 5.50%	2/28/2031	25,969,499	25,774,727	(a) (b)

Zeus Industrial Products Inc	TL 1L DD 02/24	SOFR + 5.50%	2/28/2031	4,831,535	(36,237)	(a) (b) (c)

Health Care Facilities - 1.0%

VetCor Professional Practices LLC	TL 1L B 08/22	SOFR + 5.75%	8/31/2029	4,500,000	4,545,000	(b)

VetCor Professional Practices LLC	TL 1L DD 09/23	SOFR + 6.00%	8/31/2029	5,080,750	—	(b) (c)

Health Care Services - 9.0%

Affordable Care Inc	TL 1L 08/21	SOFR + 5.50%	8/2/2028	3,249,396	3,249,396	(a) (b)

Affordable Care Inc	TL 1L DD 08/21	SOFR + 5.50%	8/2/2028	581,471	581,471	(a) (b)

Affordable Care Inc	TL 1L DD 08/23	SOFR + 5.50%	8/2/2028	642,788	304,749	(a) (b) (c)

Amerivet Partners Management Inc	TL 1L 02/22	SOFR + 5.25%	2/25/2028	3,872,174	3,872,174	(a) (b)

Dental Care Alliance Inc	TL 1L 03/21	SOFR + 6.40%	4/3/2028	3,835,941	3,835,941	(a) (b)

Dental Care Alliance Inc	TL 1L 02/22	SOFR + 6.40%	4/3/2028	418,776	418,776	(a) (b)

Dental Care Alliance Inc	TL 1L DD 02/22	SOFR + 6.40%	4/3/2028	208,630	208,630	(a) (b)

MB2 Dental Solutions LLC	Revolver 1L 02/24	SOFR + 6.00%	2/13/2031	2,112,672	(21,127)	(a) (b) (c)

MB2 Dental Solutions LLC	TL 1L 02/24 (Unitranche)	SOFR + 6.00%	2/13/2031	30,506,978	30,201,908	(a) (b)

MB2 Dental Solutions LLC	TL 1L DD 1 02/24	SOFR + 6.00%	2/13/2031	10,563,358	(105,634)	(a) (b) (c)

MB2 Dental Solutions LLC	TL 1L DD 2 02/24	SOFR + 6.00%	2/13/2031	6,338,015	(63,380)	(a) (b) (c)

US Direct Lending Fund-U Inc.	March 31, 2024

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par	Fair Value	Footnotes

Hotels, Resorts & Cruise Lines - 0.9%

Highgate Hotels Inc	Revolver 1L 11/23	SOFR + 5.50%	11/5/2029	530,690	$(5,307)	(a) (b) (c)

Highgate Hotels Inc	TL 1L 11/23	SOFR + 5.50%	11/5/2029	4,234,866	4,192,518	(a) (b)

Human Resource & Employment Services - 0.9%

Insight Global LLC	TL 1L 09/21	SOFR + 6.00%	9/22/2028	4,465,649	4,465,649	(a) (b)

Insurance Brokers - 19.9%

Alera Group Intermediate Holdings Inc	TL 1L 09/21	SOFR + 5.25%	10/2/2028	2,250,449	2,250,899	(a) (b)

Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	SOFR + 5.25%	10/2/2028	639,556	639,684	(a) (b)

Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	SOFR + 5.25%	10/2/2028	1,575,748	1,576,063	(a) (b)

Alera Group Intermediate Holdings Inc	TL 1L DD 11/23	SOFR + 5.75%	10/2/2028	3,375,255	212,641	(a) (b) (c)

DOXA Insurance Holdings LLC	Revolver 1L 12/23	SOFR + 5.50%	12/20/2029	1,027,092	(10,271)	(a) (b) (c)

DOXA Insurance Holdings LLC	TL 1L 12/23	SOFR + 5.50%	12/31/2030	4,792,734	4,744,806	(a) (b)

DOXA Insurance Holdings LLC	TL 1L DD 12/23	SOFR + 5.50%	12/20/2030	4,552,589	1,832,840	(a) (b) (c)

Foundation Risk Partners Corp	TL 1L 10/21	SOFR + 6.00%	10/29/2028	4,167,463	4,167,463	(a) (b)

Foundation Risk Partners Corp	TL 1L DD 10/21	SOFR + 6.00%	10/29/2028	298,361	298,361	(a) (b)

Foundation Risk Partners Corp	TL 1L DD 11/23	SOFR + 5.50%	10/30/2028	7,149,047	2,030,329	(a) (b) (c)

Galway Partners Holdings LLC	TL 1L 04/23	SOFR + 5.75%	9/29/2028	5,413,613	5,521,885	(a) (b)

Galway Partners Holdings LLC	TL 1L DD 04/23	SOFR + 5.75%	9/29/2028	8,181,783	—	(a) (b) (c)

Higginbotham Insurance Agency Inc	TL 1L 12/21	SOFR + 5.50%	11/24/2028	4,581,191	4,592,644	(a) (b)

Higginbotham Insurance Agency Inc	TL 1L DD 12/21	SOFR + 5.50%	11/24/2028	2,425,906	2,431,970	(a) (b)

Higginbotham Insurance Agency Inc	TL 1L DD 08/23	SOFR + 5.50%	11/24/2028	12,927,538	12,959,856	(a) (b)

Higginbotham Insurance Agency Inc	TL 1L DD 03/24	SOFR + 4.75%	11/24/2028	2,315,957	(23,160)	(a) (b) (c)

Integrity Marketing Group LLC	Revolver 1L 08/23	SOFR + 6.50%	8/27/2026	310,224	—	(a) (b) (c)

Integrity Marketing Group LLC	TL 1L 08/23	SOFR + 6.50%	8/27/2026	3,361,566	3,361,566	(a) (b)

Integrity Marketing Group LLC	TL 1L 08/23	SOFR + 6.00%	8/27/2026	1,523,694	1,523,694	(a) (b)

Integrity Marketing Group LLC	TL 1L DD 08/23	SOFR + 6.02%	8/27/2026	4,466,250	4,466,250	(a) (b)

Integrity Marketing Group LLC	TL 1L DD 08/23	SOFR + 6.00%	8/27/2026	5,761,250	401,412	(a) (b) (c)

Integrity Marketing Group LLC	TL 1L DD 08/23	SOFR + 6.00%	8/27/2026	1,017,384	1,017,384	(a) (b)

RSC Insurance Brokerage Inc	Revolver 1L 11/19	SOFR + 5.50%	11/1/2029	903,705	—	(b) (c)

RSC Insurance Brokerage Inc	TL 1L 11/21	SOFR + 5.50%	11/1/2029	564,250	564,250	(b)

RSC Insurance Brokerage Inc	TL 1L DD 08/23	SOFR + 6.00%	11/1/2029	5,669,561	56,697	(b) (c)

RSC Insurance Brokerage Inc	TL 1L DD 10/23	SOFR + 6.00%	11/1/2029	4,466,038	4,510,699	(b)

RSC Insurance Brokerage Inc	TL 1L DD 11/23	SOFR + 5.50%	11/1/2029	35,429,449	35,429,450	(b)

IT Consulting - 0.9%

New Era Technology Inc	TL 1L 04/21	SOFR + 6.25%	10/31/2026	1,648,282	1,632,130	(a) (b)

New Era Technology Inc	TL 1L DD 04/21	SOFR + 6.25%	10/31/2026	1,596,648	1,581,001	(a) (b)

New Era Technology Inc	TL 1L DD 04/22	SOFR + 6.25%	10/31/2026	1,220,790	1,208,826	(a) (b)

Property & Casualty Insurance - 0.9%

Alacrity Solutions Group LLC	TL 1L 12/21	SOFR + 5.25%	12/22/2028	4,477,273	4,411,906	(b)

US Direct Lending Fund-U Inc.	March 31, 2024

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par	Fair Value	Footnotes

Publishing - 2.1%

RBmedia	Revolver 1L 08/23	SOFR + 6.25%	7/30/2030	748,663	$454,546	(b) (c)

RBmedia	TL 1L 08/23	SOFR + 6.25%	8/30/2030	9,228,209	9,372,169	(b)

Real Estate Services - 0.9%

SitusAMC Holdings Corp	TL 1L 12/21	SOFR + 5.50%	12/22/2027	4,408,202	4,408,202	(a) (b)

Research & Consulting Services - 1.2%

BDO USA PA	TL 1L 08/23	SOFR + 6.00%	8/31/2028	5,656,618	5,708,093	(a) (b)

Specialized Consumer Services - 2.3%

Spotless Brands LLC	TL 1L 02/23	SOFR + 6.50%	7/25/2028	5,965,001	6,054,476	(a) (b)

Spotless Brands LLC	TL 1L DD 02/23	SOFR + 6.75%	7/25/2028	9,038,036	4,835,349	(a) (b) (c)

Systems Software - 0.9%

Gigamon Inc	TL 1L 03/22	SOFR + 5.75%	3/9/2029	4,465,070	4,465,070	(a) (b)

Trading Companies & Distributors - 6.9%

Individual FoodService	Revolver 1L 10/23	SOFR + 6.00%	10/31/2029	1,176,045	(2,352)	(a) (b) (c)

Individual FoodService	TL 1L 10/23	SOFR + 6.00%	10/31/2029	13,848,501	13,820,804	(a) (b)

Individual FoodService	TL 1L DD 10/23	SOFR + 6.00%	10/31/2029	1,527,921	370,871	(a) (b) (c)

Radwell International LLC/PA	Revolver 1L 04/22	SOFR + 6.75%	4/1/2028	1,360,357	272,071	(a) (b) (c)

Radwell International LLC/PA	TL 1L 12/22	SOFR + 6.75%	4/1/2029	17,912,495	17,921,451	(a) (b)

TOTAL LEVERAGED LOANS (Amortized Cost $479,817,538)					$487,167,804

TOTAL INVESTMENTS (Amortized Cost $479,817,538) - 103.0%					$487,167,804

US Direct Lending Fund-U Inc.	March 31, 2024

Issuer	Asset	Shares	Fair Value	Footnotes

Money Market Fund - 0.9%

U.S. Government Securities - 0.9%

State Street Institutional U.S. Government Money Market Fund	Opportunity Class	4,282,067	$4,282,067	(e)

TOTAL MONEY MARKET FUND (Cost $4,282,067) - 0.9%			$4,282,067

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUND (Cost $484,099,605) - 103.9%			$491,449,871

LIABILITIES EXCEEDING OTHER ASSETS, NET - (3.9%)			(18,224,356)

NET ASSETS - 100.0%			$473,225,515

TL	Term loan

DD	Delayed draw term loan

1L	First lien

SOFR	Secured Overnight Financing Rate as of March 31, 2024 was 5.34%

SONIA	Sterling Overnight Index Average as of March 31, 2024 was 5.19%

(a)	Security considered restricted.

(b)	Value determined using significant unobservable inputs.

(c)	Investment is an unfunded or partially funded commitment.

(d)	Represents a payment-in-kind (“PIK”) security which may pay interest in additional par.

(e)	The money market fund’s average 7-day yield as of March 31, 2024 was 5.23%.

(f)	Par value is in GBP.

US Direct Lending Fund-U Inc.	March 31, 2024

The following are the details of the restricted securities held by the Fund:

Issuer	Asset	Par		Cost	Fair Value	Acquisition Date	% of Net Assets

Leveraged Loans

Affordable Care Inc	TL 1L DD 08/21	3,249,396		$3,224,784	$3,249,396	10/13/2023	0.69%

Affordable Care Inc	TL 1L 08/21	581,471		577,432	581,471	10/13/2023	0.12%

Affordable Care Inc	TL 1L DD 08/23	642,788		287,573	304,749	10/13/2023	0.06%

Alera Group Intermediate Holdings Inc	TL 1L 09/21	2,250,449		2,142,556	2,250,899	10/13/2023	0.48%

Alera Group Intermediate Holdings Inc	TL 1L DD 09/21	639,556		608,893	639,684	10/13/2023	0.14%

Alera Group Intermediate Holdings Inc	TL 1L DD 12/21	1,575,748		1,500,203	1,576,063	10/13/2023	0.33%

Alera Group Intermediate Holdings Inc	TL 1L DD 11/23	3,375,255		153,175	212,641	11/17/2023	0.04%

Amerivet Partners Management Inc	TL 1L 02/22	3,872,174		3,721,058	3,872,174	10/13/2023	0.82%

Apex Service Partners LLC	Revolver 1L 10/23	641,253		243,676	243,676	10/24/2023	0.05%

Apex Service Partners LLC	TL 1L 10/23 PIK	7,485,443		7,398,321	7,556,555	10/24/2023	1.60%

Apex Service Partners LLC	TL 1L DD 10/23 PIK	1,926,799		1,033,862	1,074,709	10/24/2023	0.23%

BDO USA PA	TL 1L 08/23	5,656,618		5,545,092	5,708,093	10/13/2023	1.21%

Clarience Technologies LLC	Revolver 1L 02/24	4,518,711		150,624	105,437	2/13/2024	0.02%

Clarience Technologies LLC	TL 1L 02/24	41,798,073		41,387,939	41,380,092	2/13/2024	8.74%

Clarience Technologies LLC	TL 1L DD 02/24	4,518,711		(44,339)	(45,187)	2/13/2024	0.00%

CSafe Global	Revolver 1L 03/24	3,598,471		—	(3,598)	3/8/2024	0.00%

CSafe Global	TL 1L 03/24 (GBP)	4,859,351	*	6,237,030	6,127,097	3/8/2024	1.29%

CSafe Global	TL 1L 03/24	34,827,698		34,784,640	34,792,870	3/8/2024	7.35%

CSafe Global	TL 1L DD 03/24	1,469,762		(14,537)	(1,470)	3/8/2024	0.00%

Dental Care Alliance Inc	TL 1L 03/21	3,835,941		3,709,859	3,835,941	10/13/2023	0.81%

Dental Care Alliance Inc	TL 1L 02/22	418,776		405,013	418,776	10/13/2023	0.09%

Dental Care Alliance Inc	TL 1L DD 02/22	208,630		201,749	208,630	10/13/2023	0.04%

DOXA Insurance Holdings LLC	Revolver 1L 12/23	1,027,092		—	(10,271)	12/20/2023	0.00%

DOXA Insurance Holdings LLC	TL 1L 12/23	4,792,734		4,746,729	4,744,806	12/20/2023	1.00%

DOXA Insurance Holdings LLC	TL 1L DD 12/23	4,552,589		1,834,674	1,832,840	12/20/2023	0.39%

Foundation Risk Partners Corp	TL 1L 10/21	4,167,463		4,005,637	4,167,463	10/13/2023	0.88%

Foundation Risk Partners Corp	TL 1L DD 10/21	298,361		286,776	298,361	10/13/2023	0.06%

Foundation Risk Partners Corp	TL 1L DD 11/23	7,149,047		2,007,108	2,030,329	11/17/2023	0.43%

Galway Partners Holdings LLC	TL 1L 04/23	5,413,613		5,280,094	5,521,885	10/13/2023	1.17%

Galway Partners Holdings LLC	TL 1L DD 04/23	8,181,783		(141,889)	—	10/13/2023	0.00%

Gigamon Inc	TL 1L 03/22	4,465,070		4,379,188	4,465,070	10/13/2023	0.94%

Granicus Inc	Revolver 1L 01/24	2,282,361		—	(11,412)	1/17/2024	0.00%

Granicus Inc	TL 1L 01/24 (Unitranche)	16,124,426		16,047,772	16,043,804	3/4/2024	3.39%

Granicus Inc	TL 1L DD 01/24 PIK	2,408,347		(11,689)	(12,042)	1/17/2024	0.00%

Higginbotham Insurance Agency Inc	TL 1L 12/21	4,581,191		4,520,763	4,592,644	10/13/2023	0.97%

Higginbotham Insurance Agency Inc	TL 1L DD 12/21	2,425,906		2,384,300	2,431,970	10/13/2023	0.51%

Higginbotham Insurance Agency Inc	TL 1L DD 08/23	12,927,538		12,856,335	12,959,856	10/13/2023	2.74%

Higginbotham Insurance Agency Inc	TL 1L DD 03/24	2,315,957		(23,092)	(23,160)	3/27/2024	0.00%

Heritage Environmental Services Inc	Revolver 1L 01/24	2,292,037		—	(14,669)	1/31/2024	0.00%

Heritage Environmental Services Inc	TL 1L 01/24	16,669,359		16,547,321	16,562,675	1/31/2024	3.50%

Highgate Hotels Inc	Revolver 1L 11/23	530,690		—	(5,307)	11/3/2023	0.00%

Highgate Hotels Inc	TL 1L 11/23	4,234,866		4,195,413	4,192,518	11/3/2023	0.89%

Individual FoodService	Revolver 1L 10/23	1,176,045		—	(2,352)	10/31/2023	0.00%

Individual FoodService	TL 1L 10/23	13,848,501		13,590,863	13,820,804	10/31/2023	2.92%

Individual FoodService	TL 1L DD 10/23	1,527,921		359,714	370,871	10/31/2023	0.08%

Insight Global LLC	TL 1L 09/21	4,465,649		4,380,042	4,465,649	10/13/2023	0.94%

Integrity Marketing Group LLC	Revolver 1L 08/23	310,224		(1,155)	—	10/13/2023	0.00%

Integrity Marketing Group LLC	TL 1L 08/23	3,361,566		3,183,035	3,361,566	10/13/2023	0.71%

Integrity Marketing Group LLC	TL 1L 08/23	1,523,694		1,391,318	1,523,694	10/13/2023	0.32%

Integrity Marketing Group LLC	TL 1L DD 08/23	4,466,250		4,285,491	4,466,250	10/13/2023	0.94%

US Direct Lending Fund-U Inc.	March 31, 2024

Issuer	Asset	Par	Cost	Fair Value	Acquisition Date	% of Net Assets

Integrity Marketing Group LLC	TL 1L DD 08/23	5,761,250	$368,480	$401,412	10/13/2023	0.08%

Integrity Marketing Group LLC	TL 1L DD 08/23	1,017,384	1,005,102	1,017,384	10/13/2023	0.21%

Lazer Logistics Inc	Revolver 1L 05/23	1,387,944	182,265	185,059	10/13/2023	0.04%

Lazer Logistics Inc	TL 1L B 05/23 (Unitranche)	11,421,908	11,229,067	11,536,127	10/13/2023	2.44%

Lazer Logistics Inc	TL 1L DD 05/23	1,730,592	1,725,704	1,747,898	10/13/2023	0.37%

Lazer Logistics Inc	TL 1L 11/23	522,743	520,291	520,495	11/6/2023	0.11%

Lazer Logistics Inc	TL 1L DD 11/23	2,499,330	1,036,384	1,037,359	11/6/2023	0.22%

Lexitas Inc	TL 1L DD 11/22	18,991,230	18,448,767	19,105,177	10/13/2023	4.04%

Lexitas Inc	TL 1L DD 03/23	10,537,350	10,508,527	10,600,574	10/13/2023	2.24%

Lexitas Inc	TL 1L DD 03/24	14,836,812	(147,895)	(148,368)	3/26/2024	0.00%

Magna Legal Services LLC	Revolver 1L 11/22	1,034,488	(3,330)	—	10/13/2023	0.00%

Magna Legal Services LLC	TL 1L 11/22	8,786,001	8,474,040	8,961,721	10/13/2023	1.89%

Magna Legal Services LLC	TL 1L DD 11/22	2,459,381	2,305,215	2,508,569	10/13/2023	0.53%

Magna Legal Services LLC	TL 1L DD 12/23	3,938,339	592,885	642,636	12/22/2023	0.14%

MB2 Dental Solutions LLC	Revolver 1L 02/24	2,112,672	—	(21,127)	2/13/2024	0.00%

MB2 Dental Solutions LLC	TL 1L 02/24 (Unitranche)	30,506,978	30,207,635	30,201,908	2/13/2024	6.38%

MB2 Dental Solutions LLC	TL 1L DD 1 02/24	10,563,358	(103,651)	(105,634)	2/13/2024	0.00%

MB2 Dental Solutions LLC	TL 1L DD 2 02/24	6,338,015	(124,381)	(63,380)	2/13/2024	0.00%

Misys Ltd	Revolver 1L 09/23	1,535,650	282,970	278,373	10/13/2023	0.06%

Misys Ltd	TL 1L 09/23	14,803,650	14,474,504	14,744,435	10/13/2023	3.12%

New Era Technology Inc	TL 1L 04/21	1,648,282	1,611,573	1,632,130	10/13/2023	0.34%

New Era Technology Inc	TL 1L DD 04/21	1,596,648	1,560,865	1,581,001	10/13/2023	0.33%

New Era Technology Inc	TL 1L DD 04/22	1,220,790	1,193,586	1,208,826	10/13/2023	0.26%

Parts Town LLC	TL 1L 11/21	845,962	815,728	845,962	10/13/2023	0.18%

Parts Town LLC	TL 1L B 11/21	3,619,703	3,490,333	3,619,703	10/13/2023	0.76%

Radwell International LLC/PA	Revolver 1L 04/22	1,360,357	278,089	272,071	10/13/2023	0.06%

Radwell International LLC/PA	TL 1L 12/22	17,912,495	17,594,703	17,921,451	10/13/2023	3.79%

Safe-Guard Products International LLC	TL 1L 05/23	2,882,880	2,858,126	2,882,880	10/13/2023	0.61%

Safe-Guard Products International LLC	TL 1L 06/23	586,120	587,805	586,120	10/13/2023	0.12%

Shaw Development LLC	TL 1L 10/23	5,751,269	5,697,797	5,809,357	10/30/2023	1.23%

Shaw Development LLC	TL 1L DD 10/23	684,676	(6,366)	6,915	10/30/2023	0.00%

SitusAMC Holdings Corp	TL 1L 12/21	4,408,202	4,284,820	4,408,202	10/13/2023	0.93%

Spotless Brands LLC	TL 1L 02/23	5,965,001	5,653,786	6,054,476	10/13/2023	1.28%

Spotless Brands LLC	TL 1L DD 02/23	9,038,036	4,662,622	4,835,349	10/13/2023	1.02%

Wealth Enhancement Group LLC	Revolver 1L 05/22	34,290	—	—	2/2/2024	0.00%

Wealth Enhancement Group LLC	TL 1L DD 02/24	600,063	(4,302)	—	2/2/2024	0.00%

Zeus Industrial Products Inc	Revolver 1L 02/24	3,623,651	—	(27,177)	2/28/2024	0.00%

Zeus Industrial Products Inc	TL 1L 02/24	25,969,499	25,777,241	25,774,727	2/28/2024	5.45%

Zeus Industrial Products Inc	TL 1L DD 02/24	4,831,535	(35,769)	(36,237)	2/28/2024	0.00%

Total			$396,362,567	$402,388,914

* Par value is in GBP.